CONCENTRATIONS (Tables)	12 Months Ended
Oct. 31, 2024
CONCENTRATIONS
Summary of concentration of risk

	For the Years Ended October 31,
Carrier	2024	2023	2022
A	52%	*	*
B	14%	*	*
C	13%	*	*
D	*	32%	*
E	*	28%	*
F	*	10%	*
G	*	*	21%
H	*	*	13%
*Less than 10%